Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Mar. 31, 2023	Feb. 27, 2023	Jan. 01, 2023	Apr. 01, 2022
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Effective rate	20.56%
Applicable surcharge, percentage	12.00%
Education, percentage	4.00%
Deferred offering costs (in Dollars)		$ 34,165
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Shareholding percentage					51.00%
Equity interest, percentage				75.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage		100.00%	100.00%
Number of shares acquired (in Shares)				1,000
Aggregate price (in Shares)				1,000
Aggregate price, per share (in Dollars per share)				$ 1